SEPARATE ACCOUNT ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Separate Account, Liability [Roll Forward]
Balance, beginning of period	$ 1,343	$ 1,189
Additions (deductions):	33	35
Net investment income	32	10
Net realized capital gains on investments	35	112
Policyholder benefits and withdrawals	(53)	(75)
Net transfer from (to) general account	(60)	2
Policy charges	(8)	(7)
Total changes	(21)	77
Balance, end of period	1,322	1,266
Cash surrender value	$ 747	$ 704